Related Party Transactions - Schedule of Major Related Parties and their Relationships with the Group (Details)	12 Months Ended
Jun. 30, 2025
Mr. Peng Li [Member]
Schedule of Major Related Parties and their Relationships with the Group [Line Items]
Name of related parties	Mr. Peng Li	[1]
Relationship with the Group	The Founder and controlling shareholder of the Company (i)	[1]
Mr. Huiyu Zhan [Member]
Schedule of Major Related Parties and their Relationships with the Group [Line Items]
Name of related parties	Mr. Huiyu Zhan
Relationship with the Group	The Founder of Shenzhen Letsvan
Beijing Baichuan Insurance Brokerage Co., Ltd. (“Beijing Baichuan”) [Member]
Schedule of Major Related Parties and their Relationships with the Group [Line Items]
Name of related parties	Beijing Baichuan Insurance Brokerage Co., Ltd. (“Beijing Baichuan”)
Relationship with the Group	Entity controlled by the same shareholders with the Company and significantly influenced by the Founder
Beijing Shanronghaina Network Technology Co., Ltd. [Member]
Schedule of Major Related Parties and their Relationships with the Group [Line Items]
Name of related parties	Beijing Shanronghaina Network Technology Co., Ltd.
Relationship with the Group	Entity controlled by the same shareholders with the Company and significantly influenced by the Founder
Beijing Baichuanxianghai Technology Co., Ltd [Member]
Schedule of Major Related Parties and their Relationships with the Group [Line Items]
Name of related parties	Beijing Baichuanxianghai Technology Co., Ltd.
Relationship with the Group	Entity controlled by the same shareholders with the Company and significantly influenced by the Founder
Yuhuatongxing (Beijing) Cultural Development Co., Ltd. (“Yuhuatongxing”) [Member]
Schedule of Major Related Parties and their Relationships with the Group [Line Items]
Name of related parties	Yuhuatongxing (Beijing) Cultural Development Co., Ltd. (“Yuhuatongxing”)
Relationship with the Group	Entity significantly influenced by the Group

[1]	Upon the IPO, the Founder became controlling shareholder of the Company through his majority voting right.